Schedule of Components of Lease Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease cost:
Amortization of right-of-use assets	$ 355	¥ 2,590	¥ 6,164	¥ 12,996
Interest of lease liabilities		231	532
Total lease cost		¥ 2,821	¥ 6,696